31 Insurance coverage (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Assets and stock [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Amount of coverage		R$ 11,042	R$ 9,333
Profit [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Amount of coverage		5,416	4,675
Automobiles and others [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Amount of coverage	[1]	R$ 57	R$ 54

[1]	This amount does not include hull insurance, which is 100% insured by the Economic Research Foundation Institute - FIPE table.